Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating revenues
Total operating revenues (note 6)	$ 8,776.0	$ 7,200.0
Operating expenses
Operating, maintenance and general expenses ("OM&G")	2,337.0	1,918.0
Provincial, state, and municipal taxes	486.0	427.0
Depreciation and amortization	1,294.0	1,162.0
Impairment charges (note 4)	75.0	225.0
Total operating expenses	6,801.0	6,120.0
Income from operations	1,975.0	1,080.0
Income from equity investments (note 8)	63.0	99.0
Other income, net (note 9)	165.0	203.0
Interest expense, net (note 10)	1,032.0	973.0
Income before provision for income taxes	1,171.0	409.0
Income tax expense (recovery) (note 11)	81.0	(159.0)
Net income	1,090.0	568.0
Non-controlling interest in subsidiaries ("NCI")	1.0	1.0
Preferred stock dividends	75.0	73.0
Net income attributable to common shareholders	$ 1,014.2	$ 493.6
Weighted average shares of common stock outstanding (in millions) (note 13)
Basic	299.2	289.1
Diluted	299.7	289.2
Earnings per common share (note 13)
Basic	$ 3.39	$ 1.71
Diluted	3.38	1.71
Dividends per common share declared	$ 2.9075	$ 2.8775
Regulated | Electric Revenue
Operating revenues
Total operating revenues (note 6)	$ 6,858.0	$ 5,872.0
Operating expenses
Fuel for generation and purchased power	2,161.0	1,992.0
Regulated | Gas Revenue
Operating revenues
Total operating revenues (note 6)	1,713.0	1,575.0
Operating expenses
Fuel for generation and purchased power	448.0	396.0
Non-Regulated
Operating revenues
Total operating revenues (note 6)	$ 205.0	$ (247.0)